Provisions	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Provisions [Abstract]
Provisions

25.  PROVISIONS

a)	The detail of provisions as of December 31, 2020 and 2019, is as follows:

	Current		Non-Current
	12-31-2020	12-31-2019	12-31-2020	12-31-2019
Provisions	ThUS$	ThUS$	ThUS$	ThUS$
Provisions for legal proceedings (*)	192,411	250,030	748,640	872,521
Decommissioning or restoration (**)	22,635	32,325	69,959	96,984
Provision for environmental issues	600	632	7,072	609
Other provisions	4,779	3,065	8,229	6,213
Total	220,425	286,052	833,900	976,327

(*) The main contingencies are disclosed in Note 35.3.

(**) As of December 31, 2020, Emgesa has established decommissioning provisions for the electromechanical equipment of the Quimbo power plant and the water plant of the Termozipa power plant; the Quimbo power plant equipment is expected to be dismantled by 2066, while the water plant is expected to be dismantled in 2021.

The expected timing and amount of any cash outflows related to the above provisions is uncertain and depends on the final resolution of the related matters.

b)	Changes in provisions as of December 31, 2020 and 2019, are as follows:

	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
Provisions	ThUS$	ThUS$	ThUS$	ThUS$
Changes in Provisions
Balance as of January 1, 2020	1,122,551	129,309	10,519	1,262,379
Increase (decrease) in existing provisions	199,922	(26,906)	8,860	181,876
Provision used	(120,184)	(6,654)	(748)	(127,586)
Effects update	84,576	3,514	1,623	89,713
Foreign currency translation	(243,627)	(6,529)	441	(249,715)
Transfer to P&L	(102,187)	(140)	(15)	(102,342)
Total Changes in Provisions	(181,500)	(36,715)	10,161	(208,054)
Balance as of December 31, 2020	941,051	92,594	20,680	1,054,325

	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
Provisions	ThUS$	ThUS$	ThUS$	ThUS$
Changes in Provisions
Balance as of January 1, 2019	1,691,736	87,720	7,383	1,786,839
Increase (decrease) in existing provisions (1)	(308,689)	46,020	12,631	(250,038)
Provision used	(155,974)	(10,196)	(8,178)	(174,348)
Effects update	113,879	5,933	154	119,966
Foreign currency translation	(114,476)	(168)	(1,067)	(115,711)
Transfer to P&L	(103,925)	—	(404)	(104,329)
Total Changes in Provisions	(569,185)	41,589	3,136	(524,460)
Balance as of December 31, 2019	1,122,551	129,309	10,519	1,262,379

(1) It includes reclassification made to Trade and other payables originating in an agreement between Enel Distribución Sao Paulo and Eletrobrás ending a lawsuit between both parties dating from 1986 (see Note 24).